Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

	December 31,
	2013	2012
	(In thousands)
Land	$38,968	$49,334
Buildings	295,057	285,190
Machinery and equipment	696,513	644,575
Leasehold improvements	10,136	9,355
Construction in progress	59,584	29,472
	1,100,258	1,017,926
Less accumulated depreciation	(440,575)	(393,284)
Total	$659,683	$624,642